UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Period End Date:	06/30/2012

Institutional Investment Manager Filing this Report:
Callan Capital LLC
1250 Prospect St Ste. 01
La Jolla, CA 92037

13F File Number: 028-14789

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Ryan Callan  						08/06/2012
Ryan Callan, COO					Date
(858) 551-3800

Report Type:
X	13F Holdings Report


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Form 13F Summary Page

Report Summary:
Number of Other Included Managers:		0
13F Information Table Entry Total:		36
13F Information Table Value Total:		$131,500,740



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	Form 13F Information Table
                                       Value              Put INV  OHTR Vtng
Name Of Issuer		Title CUSIP    (1000) Shares   SH Cal DSCN MNGR Auth
---------------------- -------------   ------ -------- -- --- ---- ---- -----

S P D R TRUST Unit SR    COM  78462F103 220    1600    SH N/A SOLE N/A	NONE
Wisdomtree Largecap Div  COM  97717W307 223    4177    SH N/A SOLE N/A	NONE
Biogen Idec Inc          COM  09062X103 762    5232    SH N/A SOLE N/A	NONE
Arena Pharmaceuticals    COM  40047102  108    13,000  SH N/A SOLE N/A	NONE
Sector Spdr Util Select  COM  81369Y886 483    12,742  SH N/A SOLE N/A  NONE
Sector Spdr Materials Fd COM  81369Y100 874    21,369  SH N/A SOLE N/A	NONE
Apricus Biosciences Inc  COM  03832V109 83     25,000  SH N/A SOLE N/A	NONE
Vanguard Mid Cap         COM  922908629 1,916  24,818  SH N/A SOLE N/A	NONE
Ishares Msci All Country COM  464288182 1,618  30,557  SH N/A SOLE N/A	NONE
Ishares Tr Dj US Finl    COM  464287788 1,890  34,142  SH N/A SOLE N/A	NONE
Synergy Pharma New       COM  871639308 141    34,500  SH N/A SOLE N/A  NONE
Vanguard Intl Eqty Index COM  922042775 1,677  40,733  SH N/A SOLE N/A	NONE
Sector Spdr Engy Select  COM  81369Y506 3,078  44,199  SH N/A SOLE N/A	NONE
Sector Spdr Health Fund  COM  81369Y209 1,874  48,829  SH N/A SOLE N/A	NONE
Sector Spdr Consumer Fd  COM  81369Y407 2,209  50,738  SH N/A SOLE N/A	NONE
Sector Spdr Tr Con Stpls COM  81369Y308 1,897  53,253  SH N/A SOLE N/A	NONE
Powershs ETF Small - Mid COM  73935X567 3,640  57,416  SH N/A SOLE N/A	NONE
Sector Spdr Indl Select  COM  81369Y704 2,300  64,243  SH N/A SOLE N/A	NONE
Calamp Corp              COM  128126109 417    55,453  SH N/A SOLE N/A	NONE
Vanguard Reit            COM  922908553 4,908  73,553  SH N/A SOLE N/A	NONE
Ishares S&P Euro 350 Idx COM  464287861	2,898  85,516  SH N/A SOLE N/A	NONE
Ishares Msci Pac Ex Japn COM  464286665 2,779  64,903  SH N/A SOLE N/A	NONE
Ishares Msci Emrg Mkt Fd COM  464287234	3,952  101,022 SH N/A SOLE N/A	NONE
Wisdomtree Japan Tot Div COM  97717W851 3,201  103,055 SH N/A SOLE N/A	NONE
Ishares Msci Cda Idx Fd  COM  464286509 2,773  105,594 SH N/A SOLE N/A	NONE
Halozyme Therapeutics    COM  40637H109 1,235  137,000 SH N/A SOLE N/A	NONE
Vanguard Emerging Market COM  922042858	6,028  150,686 SH N/A SOLE N/A	NONE
Immunocellular Theraputc COM  452536105 562    178,726 SH N/A SOLE N/A  NONE
Sector Spdr Fincl Select COM  81369Y605 1,999  136,379 SH N/A SOLE N/A	NONE
Sector Spdr Tech Select  COM  81369Y803 5,479  187,280 SH N/A SOLE N/A	NONE
Trius Therapeutics Inc	 COM  89685K100	1,832  318,096 SH N/A SOLE N/A	NONE
Alps TRUST Etf           COM  00162Q866 6,392  365,718 SH N/A SOLE N/A	NONE
Vanguard European        COM  922042874 15,555 362,003 SH N/A SOLE N/A	NONE
Ishares Msci Jpn Idx Fd  COM  464286848	2,550  283,704 SH N/A SOLE N/A	NONE
Powershs Exch Trad Fd Tr COM  73935X583 21,434 365,718 SH N/A SOLE N/A	NONE
Spdr S&P Dividend Etf    COM  78464A763 22,623 400,625 SH N/A SOLE N/A	NONE

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